Document And Entity Information	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	S-4
Entity Registrant Name	ION ACQUISITION CORP 2 LTD.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001835378